Debt Obligations (Credit Facilities Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended							12 Months Ended							12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 24, 2013	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2013 ETP [Member]	Dec. 31, 2012 ETP [Member]	Dec. 31, 2013 Sunoco Logistics [Member]	Dec. 31, 2012 Sunoco Logistics [Member]	Dec. 31, 2013 Regency [Member]	Dec. 31, 2012 Regency [Member]	Feb. 28, 2014 ETE Credit Facility [Member]	Dec. 31, 2013 ETE Credit Facility [Member]	Dec. 31, 2013 Sunoco Logistics $200 million Revolving Credit Facility, due August 21, 2014 [Member] Sunoco Logistics [Member]	Dec. 31, 2013 ETE Senior Secured Revolving Credit Facilities [Member] Parent Company [Member]	Dec. 31, 2012 ETE Senior Secured Revolving Credit Facilities [Member] Parent Company [Member]	Dec. 31, 2013 Regency Credit Facility [Member]	Dec. 31, 2013 Sunoco Logistics $350 million Revolving Credit Facility, due August 22, 2016 [Member] Sunoco Logistics [Member]	Dec. 31, 2013 Sunoco Logistics $35 million Revolving Credit Facility, due April 30, 2015 [Member]	Dec. 31, 2013 Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member] Sunoco Logistics [Member]	Dec. 31, 2013 Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member] Sunoco Logistics [Member]	Dec. 31, 2012 Sunoco Logistics $1.5 billion Revolving Credit Facility, due November 1, 2018 [Member] Sunoco Logistics [Member]	Dec. 31, 2013 ETP Revolving Credit Facility, due October 27, 2016 [Member] ETP [Member]	Dec. 31, 2012 ETP Revolving Credit Facility, due October 27, 2016 [Member] ETP [Member]	Dec. 31, 2013 Revolving Credit Facility [Member] Regency [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Regency [Member]	Dec. 31, 2013 Sunoco Logistics $350 million Revolving Credit Facility, due August 22, 2016 [Member] Sunoco Logistics [Member]	Dec. 31, 2012 Sunoco Logistics $350 million Revolving Credit Facility, due August 22, 2016 [Member] Sunoco Logistics [Member]	Dec. 31, 2013 Federal Funds Effective Rate [Member] Regency Credit Facility [Member]	Dec. 31, 2013 LIBOR [Member] Regency Credit Facility [Member]	Feb. 28, 2014 Increase in Credit Facility [Member] Regency Credit Facility [Member]	Dec. 31, 2013 Maximum [Member] Regency Credit Facility [Member]	Dec. 31, 2013 Maximum [Member] Letter of Credit [Member] ETE Credit Facility [Member]	Dec. 31, 2013 Maximum [Member] Base Rate Loans [Member] ETE Credit Facility [Member]	Dec. 31, 2013 Maximum [Member] Base Rate Loans [Member] Regency Credit Facility [Member]	Dec. 31, 2013 Maximum [Member] Eurodollar Loans [Member] Regency Credit Facility [Member]	Dec. 31, 2013 Minimum [Member] Regency Credit Facility [Member]	Dec. 31, 2013 Minimum [Member] Letter of Credit [Member] ETE Credit Facility [Member]	Dec. 31, 2013 Minimum [Member] Base Rate Loans [Member] ETE Credit Facility [Member]	Dec. 31, 2013 Minimum [Member] Base Rate Loans [Member] Regency Credit Facility [Member]	Dec. 31, 2013 Minimum [Member] Eurodollar Loans [Member] Regency Credit Facility [Member]	Dec. 31, 2013 Line Of Credit Maturity October 27, 2016 [Member]	Sep. 30, 2013 ETP Revolving Credit Facility, due October 27, 2016 [Member]	Dec. 31, 2013 ETP Revolving Credit Facility, due October 27, 2016 [Member] ETP [Member]
Bridge loan related fees	$ 0	$ 62,000,000	$ 0
ETP Note Exchange				1,090,000,000
Revolving credit facility														800,000,000	600,000,000				1,200,000,000		35,000,000	1,500,000,000											1,500,000,000												2,500,000,000
Amount of Shares Agreed to Purchase												400,000,000
Letters Of Credit Availablity															150,000,000				300,000,000														500,000,000
Debt instrument, maturity date																			May 21, 2018				Nov. 01, 2018		Oct. 27, 2016		May 01, 2018		Aug. 22, 2016
Amount Outstanding											119,000,000						0	60,000,000	510,000,000				200,000,000	0	65,000,000	1,395,000,000	510,000,000	192,000,000	0	93,000,000
Amount available for future borrowings																			676,000,000																											2,340,000,000
Letters of credit outstanding, amount																			14,000,000																									93,000,000
Line of Credit Facility, Interest Rate at Period End																																												1.67%
Weighted average interest rate on amount outstanding																			2.17%
Debt instrument, basis spread on variable rate																															0.50%	1.00%			2.50%	1.50%	1.50%	2.50%		1.75%	0.75%	0.625%	1.63%
Line of credit facility, unused capacity, commitment fee percentage																																		0.45%					0.30%
Line Of Credit Participation Fee																																		2.50%					1.625%
Line Of Credit Facility Fronting Fee Percentage																			0.20%
Line of Credit Facility, Maximum Borrowing Capacity															1,000,000,000	200,000,000				350,000,000		2,250,000,000
Long-term Debt	23,199,000,000	22,053,000,000			2,801,000,000	3,826,000,000		11,213,000,000	9,073,000,000	2,503,000,000	1,732,000,000	3,310,000,000	2,157,000,000
Repayments of Related Party Debt					$ 0	$ 221,000,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage	4.50%